CAPITAL MANAGEMENT (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
CAPITAL MANAGEMENT
Unsecured debentures, net	CAD 647,306	CAD 646,768
Cross currency interest rate swaps	61,466	10,641
Bank indebtedness	32,552
Total debt	741,324	657,409
Stapled unitholders' equity	2,136,614	1,948,207
Total managed capital	CAD 2,877,938	CAD 2,605,616